Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

June 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 52.9%
Information Technology – 15.4%
Communications Equipment – 0.8%
Ciena Corp.(a)	26,896	$1,456,687
Cisco Systems, Inc.(b)	462,569	21,574,218
F5 Networks, Inc.(a)	23,214	3,237,889
NetScout Systems, Inc.(a)	23,220	593,503

		26,862,297

Electronic Equipment, Instruments & Components – 0.6%
Arrow Electronics, Inc.(a)	8,913	612,234
Belden, Inc.	22,184	722,089
CDW Corp./DE	112,517	13,072,225
IPG Photonics Corp.(a)	7,950	1,275,100
Littelfuse, Inc.	8,790	1,499,838
Novanta, Inc.(a)	15,800	1,686,966
TTM Technologies, Inc.(a)	55,596	659,369
Vishay Intertechnology, Inc.	47,980	732,655

		20,260,476

IT Services – 3.0%
Amdocs Ltd.	14,953	910,339
Automatic Data Processing, Inc.	90,659	13,498,219
Fidelity National Information Services, Inc.	86,971	11,661,941
Genpact Ltd.	321,578	11,744,029
Jack Henry & Associates, Inc.	7,981	1,468,743
MongoDB, Inc.(a)	7,160	1,620,594
PayPal Holdings, Inc.(a)	101,219	17,635,386
Visa, Inc. - Class A	252,658	48,805,946

		107,345,197

Semiconductors & Semiconductor Equipment – 3.2%
Cree, Inc.(a)	20,996	1,242,753
Entegris, Inc.	37,195	2,196,365
Inphi Corp.(a)	14,290	1,679,075
Intel Corp.	160,487	9,601,937
KLA Corp.	57,972	11,274,395
Kulicke & Soffa Industries, Inc.	38,042	792,415
Lattice Semiconductor Corp.(a)	70,857	2,011,630
MaxLinear, Inc. - Class A(a)	34,361	737,387
MKS Instruments, Inc.	17,200	1,947,728
NVIDIA Corp.	51,917	19,723,787
NXP Semiconductors NV	111,273	12,689,573
QUALCOMM, Inc.	151,012	13,773,805
Texas Instruments, Inc.	168,776	21,429,489
Universal Display Corp.	11,483	1,718,086
Xilinx, Inc.	120,182	11,824,707

		112,643,132

Software – 5.6%
Adobe, Inc.(a)	22,229	9,676,506
Anaplan, Inc.(a)	28,826	1,306,106
ANSYS, Inc.(a)	3,314	966,793
Aspen Technology, Inc.(a)	12,853	1,331,699

Company	Shares	U.S. $ Value

Avalara, Inc.(a)	14,966	$1,991,825
Citrix Systems, Inc.	76,434	11,305,353
CommVault Systems, Inc.(a)	22,542	872,375
Coupa Software, Inc.(a)	4,830	1,338,103
Crowdstrike Holdings, Inc. - Class A(a)	12,950	1,298,756
Datadog, Inc. - Class A(a)	14,950	1,299,903
Fair Isaac Corp.(a)	4,780	1,998,231
HubSpot, Inc.(a)	8,862	1,988,190
Manhattan Associates, Inc.(a)	19,089	1,798,184
Microsoft Corp.	620,723	126,323,338
Nuance Communications, Inc.(a)	19,008	480,997
Oracle Corp.(b)	327,197	18,084,178
RingCentral, Inc. - Class A(a)	4,966	1,415,360
Smartsheet, Inc. - Class A(a)	26,020	1,324,938
Splunk, Inc.(a)	6,642	1,319,765
Trade Desk, Inc. (The) - Class A(a)	3,231	1,313,402
Verint Systems, Inc.(a)	11,696	528,425
VMware, Inc. - Class A(a)	59,181	9,164,770

		197,127,197

Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.(b)	207,695	75,767,136
NCR Corp.(a)	36,468	631,626

		76,398,762

		540,637,061

Health Care – 8.5%
Biotechnology – 1.6%
ADC Therapeutics SA(a)	10,383	486,028
Allogene Therapeutics, Inc.(a)	17,787	761,640
Arena Pharmaceuticals, Inc.(a)	10,941	688,736
Ascendis Pharma A/S (Sponsored ADR)(a)	5,267	778,989
BeiGene Ltd. (Sponsored ADR)(a)	3,538	666,559
Biohaven Pharmaceutical Holding Co., Ltd.(a)	11,801	862,771
Blueprint Medicines Corp.(a)	10,974	855,972
Coherus Biosciences, Inc.(a)	44,999	803,682
Deciphera Pharmaceuticals, Inc.(a)	13,993	835,662
Gossamer Bio, Inc.(a)	23,791	309,283
Legend Biotech Corp. (ADR)(a)	12,913	549,577
Madrigal Pharmaceuticals, Inc.(a)	5,531	626,386
Neurocrine Biosciences, Inc.(a)	13,074	1,595,028
NextCure, Inc.(a)	15,561	333,628
PTC Therapeutics, Inc.(a)	16,320	828,077
Regeneron Pharmaceuticals, Inc.(a)	36,597	22,823,719
Sarepta Therapeutics, Inc.(a)	10,440	1,673,950
Turning Point Therapeutics, Inc. - Class I(a)	12,114	782,443
Ultragenyx Pharmaceutical, Inc.(a)	13,806	1,079,905
Vertex Pharmaceuticals, Inc.(a)	64,332	18,676,223
Vir Biotechnology, Inc.(a)	20,666	846,686

		56,864,944

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 1.4%
Align Technology, Inc.(a)	29,176	$8,007,062
Edwards Lifesciences Corp.(a)	214,156	14,800,321
Insulet Corp.(a)	6,267	1,217,428
iRhythm Technologies, Inc.(a)	15,900	1,842,651
Medtronic PLC	230,312	21,119,610
Penumbra, Inc.(a)	7,833	1,400,697
Silk Road Medical, Inc.(a)	6,561	274,840

		48,662,609

Health Care Providers & Services – 2.0%
Amedisys, Inc.(a)	10,490	2,082,685
Anthem, Inc.(b)	80,194	21,089,418
Guardant Health, Inc.(a)	25,532	2,071,411
HealthEquity, Inc.(a)	19,960	1,171,053
Molina Healthcare, Inc.(a)	5,283	940,268
UnitedHealth Group, Inc.	148,325	43,748,459

		71,103,294

Health Care Technology – 0.1%
Teladoc Health, Inc.(a)	8,488	1,619,850

Life Sciences Tools & Services – 0.2%
10X Genomics, Inc.(a)	19,512	1,742,617
ICON PLC(a)	13,225	2,227,883
Repligen Corp.(a)	18,123	2,240,184

		6,210,684

Pharmaceuticals – 3.2%
Eli Lilly & Co.	16,348	2,684,015
Johnson & Johnson(b)	199,355	28,035,294
Merck & Co., Inc.	82,243	6,359,851
Novo Nordisk A/S (Sponsored ADR)	8,977	587,814
Perrigo Co. PLC	12,830	709,114
Pfizer, Inc.	700,358	22,901,707
Revance Therapeutics, Inc.(a)	30,203	737,557
Roche Holding AG (Sponsored ADR)	729,027	31,625,191
Zoetis, Inc.	144,226	19,764,731

		113,405,274

		297,866,655

Communication Services – 6.5%
Diversified Telecommunication Services – 1.7%
Comcast Corp. - Class A	860,296	33,534,338
Verizon Communications, Inc.(b)	495,310	27,306,440

		60,840,778

Entertainment – 0.9%
Electronic Arts, Inc.(a)	136,803	18,064,836
Take-Two Interactive Software, Inc.(a)	67,012	9,352,865
Walt Disney Co. (The)	20,695	2,307,700

		29,725,401

Company	Shares	U.S. $ Value

Interactive Media & Services – 3.9%
Alphabet, Inc. - Class C(a)	54,398	$76,897,557
Facebook, Inc. - Class A(a) (b)	256,989	58,354,492

		135,252,049

Media – 0.0%
Criteo SA (Sponsored ADR)(a)	37,462	426,692

		226,244,920

Consumer Discretionary – 6.2%
Auto Components – 0.4%
Dana, Inc.	78,945	962,340
Lear Corp.	7,712	840,762
Magna International, Inc. - Class A (United States)	308,134	13,721,207

		15,524,309

Diversified Consumer Services – 0.1%
Bright Horizons Family Solutions, Inc.(a)	7,337	859,896
Chegg, Inc.(a)	31,583	2,124,273
Houghton Mifflin Harcourt Co.(a)	67,264	121,748
Strategic Education, Inc.	10,490	1,611,788

		4,717,705

Hotels, Restaurants & Leisure – 0.1%
Chipotle Mexican Grill, Inc. - Class A(a)	1,010	1,062,883
Papa John’s International, Inc.	17,221	1,367,520
Planet Fitness, Inc.(a)	27,819	1,684,997

		4,115,400

Household Durables – 0.1%
KB Home	16,670	511,436
NVR, Inc.(a)	414	1,349,122
PulteGroup, Inc.	34,490	1,173,695
Taylor Morrison Home Corp. - Class A(a)	27,686	534,063
Tempur Sealy International, Inc.(a)	20,279	1,459,074

		5,027,390

Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc.(a)	21,459	59,201,518
Booking Holdings, Inc.(a)	6,093	9,702,128

		68,903,646

Leisure Products – 0.1%
Brunswick Corp./DE	18,900	1,209,789
Callaway Golf Co.	63,758	1,116,403

		2,326,192

Company	Shares	U.S. $ Value

Specialty Retail – 2.6%
AutoZone, Inc.(a)	20,438	$23,056,517
Burlington Stores, Inc.(a)	7,610	1,498,637
Dynatrace, Inc.(a)	42,665	1,732,199
Five Below, Inc.(a)	12,452	1,331,243
Floor & Decor Holdings, Inc. - Class A(a)	26,070	1,502,935
Foot Locker, Inc.	22,888	667,414
Home Depot, Inc. (The)	144,306	36,150,096
Lithia Motors, Inc. - Class A	1,880	284,500
National Vision Holdings, Inc.(a)	67,426	2,057,842
TJX Cos., Inc. (The)	412,785	20,870,410
Williams-Sonoma, Inc.	14,957	1,226,624

		90,378,417

Textiles, Apparel & Luxury Goods – 0.8%
Capri Holdings Ltd.(a)	18,480	288,842
Crocs, Inc.(a)	21,124	777,786
Deckers Outdoor Corp.(a)	11,053	2,170,699
NIKE, Inc. - Class B	240,781	23,608,577
Ralph Lauren Corp.	7,630	553,327
Skechers U.S.A., Inc. - Class A(a)	17,224	540,489

		27,939,720

		218,932,779

Financials – 4.8%
Banks – 2.5%
Associated Banc-Corp.	68,674	939,460
Bank of America Corp.	1,511,172	35,890,335
Citigroup, Inc.	308,174	15,747,692
Comerica, Inc.	19,340	736,854
First Citizens BancShares, Inc./NC - Class A	1,370	554,877
PNC Financial Services Group, Inc. (The)	125,694	13,224,266
Sterling Bancorp/DE	51,150	599,478
SVB Financial Group(a)	5,493	1,183,906
Synovus Financial Corp.	46,608	956,862
Texas Capital Bancshares, Inc.(a)	20,403	629,841
Umpqua Holdings Corp.	77,633	826,015
Webster Financial Corp.	26,854	768,293
Wells Fargo & Co.	566,117	14,492,595
Zions Bancorp NA	28,356	964,104

		87,514,578

Capital Markets – 1.0%
Ares Management Corp. - Class A	38,296	1,520,351
Goldman Sachs Group, Inc. (The)	91,694	18,120,568
LPL Financial Holdings, Inc.	144,461	11,325,742
Moelis & Co.	25,023	779,717
PJT Partners, Inc.	19,463	999,231
Tradeweb Markets, Inc. - Class A	19,940	1,159,312

		33,904,921

Consumer Finance – 0.0%
OneMain Holdings, Inc.	17,464	428,566

Company	Shares	U.S. $ Value

Diversified Financial Services – 0.2%
Berkshire Hathaway, Inc. - Class B(a)	40,561	$7,240,544

Insurance – 1.0%
American Financial Group, Inc./OH	10,953	695,078
eHealth, Inc.(a)	11,147	1,095,081
Everest Re Group Ltd.	5,301	1,093,066
First American Financial Corp.	15,457	742,245
Goosehead Insurance, Inc. - Class A(a)	20,200	1,518,232
Hanover Insurance Group, Inc. (The)	7,960	806,587
Inari Medical, Inc.(a)	11,531	558,562
Kemper Corp.	1,587	115,089
Progressive Corp. (The)	337,494	27,036,644
Reinsurance Group of America, Inc. - Class A	26,548	2,082,425
Selective Insurance Group, Inc.	9,790	516,325

		36,259,334

Thrifts & Mortgage Finance – 0.1%
BankUnited, Inc.	43,942	889,825
Essent Group Ltd.	21,840	792,137

		1,681,962

		167,029,905

Industrials – 3.9%
Aerospace & Defense – 0.8%
AAR Corp.	22,602	467,183
Axon Enterprise, Inc.(a)	21,133	2,073,781
L3Harris Technologies, Inc.	77,371	13,127,538
Raytheon Technologies Corp.	205,959	12,691,194

		28,359,696

Air Freight & Logistics – 0.0%
XPO Logistics, Inc.(a)	9,515	735,034

Airlines – 0.0%
Alaska Air Group, Inc.	19,212	696,627
SkyWest, Inc.	19,337	630,773

		1,327,400

Building Products – 0.3%
Armstrong World Industries, Inc.	17,072	1,330,933
Masco Corp.	104,482	5,246,041
Masonite International Corp.(a)	15,286	1,188,945
Trex Co., Inc.(a)	13,942	1,813,436

		9,579,355

Commercial Services & Supplies – 0.0%
Copart, Inc.(a)	13,528	1,126,476

Construction & Engineering – 0.5%
AECOM(a)	350,177	13,159,652
Jacobs Engineering Group, Inc.	15,350	1,301,680
Quanta Services, Inc.	28,048	1,100,323

		15,561,655

Company	Shares	U.S. $ Value

Electrical Equipment – 0.5%
AMETEK, Inc.	14,119	$1,261,815
Eaton Corp. PLC	178,009	15,572,227
EnerSys	14,504	933,768
Regal Beloit Corp.	13,942	1,217,415

		18,985,225

Industrial Conglomerates – 0.6%
Carlisle Cos., Inc.	9,896	1,184,254
Honeywell International, Inc.	144,526	20,897,015

		22,081,269

Machinery – 0.4%
IDEX Corp.	8,274	1,307,623
Ingersoll Rand, Inc.(a)	243,939	6,859,565
Kennametal, Inc.	36,475	1,047,197
Nordson Corp.	11,030	2,092,501
Oshkosh Corp.	14,130	1,011,991

		12,318,877

Professional Services – 0.1%
CoStar Group, Inc.(a)	1,710	1,215,246
Robert Half International, Inc.	12,520	661,431

		1,876,677

Road & Rail – 0.4%
Kansas City Southern	9,400	1,403,326
Knight-Swift Transportation Holdings, Inc.	63,368	2,643,079
Norfolk Southern Corp.	50,527	8,871,026

		12,917,431

Trading Companies & Distributors – 0.3%
GATX Corp.	2,553	155,682
MRC Global, Inc.(a)	103,058	609,073
SiteOne Landscape Supply, Inc.(a)	15,694	1,788,645
United Rentals, Inc.(a)	60,361	8,996,203

		11,549,603

		136,418,698

Consumer Staples – 2.9%
Beverages – 0.7%
PepsiCo, Inc.	184,218	24,364,673
Primo Water Corp.	58,115	799,081

		25,163,754

Food & Staples Retailing – 1.1%
Casey’s General Stores, Inc.	7,650	1,143,828
Costco Wholesale Corp.(b)	28,063	8,508,982
Grocery Outlet Holding Corp.(a)	40,247	1,642,078
US Foods Holding Corp.(a)	28,937	570,638
Walmart, Inc.(b)	229,458	27,484,479

		39,350,005

Company	Shares	U.S. $ Value

Food Products – 0.1%
Freshpet, Inc.(a)	21,751	$1,819,688
Hain Celestial Group, Inc. (The)(a)	38,504	1,213,261
Nomad Foods Ltd.(a)	50,511	1,083,461

		4,116,410

Household Products – 0.9%
Procter & Gamble Co. (The)(b)	258,149	30,866,876

Tobacco – 0.1%
Altria Group, Inc.	53,300	2,092,025

		101,589,070

Real Estate – 1.9%
Equity Real Estate Investment Trusts (REITs) – 1.7%
American Campus Communities, Inc.	270,240	9,447,590
Americold Realty Trust	188,994	6,860,482
Camden Property Trust	11,689	1,066,271
Cousins Properties, Inc.	20,453	610,113
CubeSmart	518,753	14,001,144
Easterly Government Properties, Inc.	13,098	302,826
MGM Growth Properties LLC - Class A	36,630	996,702
Mid-America Apartment Communities, Inc.	149,725	17,168,966
Park Hotels & Resorts, Inc.	35,683	352,905
Physicians Realty Trust	51,900	909,288
Prologis, Inc.	79,995	7,465,933
RLJ Lodging Trust	48,497	457,812
STAG Industrial, Inc.	36,170	1,060,504
Sun Communities, Inc.	7,757	1,052,470

		61,753,006

Real Estate Management & Development – 0.2%
CBRE Group, Inc. - Class A(a)	136,256	6,161,496

		67,914,502

Utilities – 1.4%
Electric Utilities – 1.3%
Alliant Energy Corp.	21,926	1,048,940
American Electric Power Co., Inc.	297,376	23,683,025
NextEra Energy, Inc.	63,680	15,294,025
Pinnacle West Capital Corp.	80,000	5,863,200
PNM Resources, Inc.	15,539	597,319

		46,486,509

Gas Utilities – 0.0%
Southwest Gas Holdings, Inc.	8,795	607,295

Multi-Utilities – 0.1%
Black Hills Corp.	10,507	595,327
CMS Energy Corp.	11,150	651,383

		1,246,710

		48,340,514

Energy – 1.0%
Energy Equipment & Services – 0.0%
Dril-Quip, Inc.(a)	19,885	592,374

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 1.0%
Chevron Corp.	138,188	$12,330,515
Cimarex Energy Co.	6,393	175,744
EOG Resources, Inc.	239,607	12,138,491
HollyFrontier Corp.	37,111	1,083,641
Royal Dutch Shell PLC (Sponsored ADR)	300,904	9,162,527

		34,890,918

		35,483,292

Materials – 0.4%
Chemicals – 0.3%
FMC Corp.	15,120	1,506,254
GCP Applied Technologies, Inc.(a)	1,477	27,443
Orion Engineered Carbons SA	55,784	590,752
Trinseo SA	17,460	386,914
Westlake Chemical Corp.	181,258	9,724,492

		12,235,855

Containers & Packaging – 0.1%
Graphic Packaging Holding Co.	57,389	802,872
Sealed Air Corp.	30,139	990,066

		1,792,938

Metals & Mining – 0.0%
Carpenter Technology Corp.	21,158	513,716

		14,542,509

Total Common Stocks (cost $1,210,125,910)		1,854,999,905

INVESTMENT COMPANIES – 43.4%
Funds and Investment Trusts – 43.4%(c) (d)
AB All Market Real Return Portfolio - Class Z	31,873,094	235,223,432
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	18,012,564	175,082,122
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	55,248,815	604,974,528
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	8,452,590	84,103,273
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	3,142,052	79,713,860
Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio - Class Z	21,709,330	340,836,475

Total Investment Companies (cost $1,556,188,534)		1,519,933,690

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(c) (d) (e) (cost $90,547,382)	90,547,382	90,547,382

	Principal Amount (000)	U.S. $ Value

U.S. Treasury Bills – 0.3%
U.S. Treasury Bill
Zero Coupon, 08/04/2020	$9,000	$8,998,853
Zero Coupon, 08/11/2020	1,500	1,499,769

Total U.S. Treasury Bills (cost $10,499,046)		10,498,622

Total Short-Term Investments (cost $101,046,428)		101,046,004

Total Investments – 99.2% (cost $2,867,360,872)(f)		3,475,979,599
Other assets less liabilities – 0.8%		27,944,064

Net Assets – 100.0%		$3,503,923,663

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	2,224	September 2020	$80,531,909	$1,021,664
Hang Seng Index Futures	539	July 2020	84,311,547	(564,061)
MSCI Singapore IX ETS Futures	5,007	July 2020	106,294,557	182,818
Russell 2000 E-Mini Futures	100	September 2020	7,188,000	419,230
TOPIX Index Futures	809	September 2020	116,770,225	(5,255,107)
U.S. T-Note 2 Yr (CBT) Futures	1,917	September 2020	423,327,518	102,229
U.S. T-Note 10 Yr (CBT) Futures	3,364	September 2020	468,174,188	1,936,781
U.S. Ultra Bond (CBT) Futures	902	September 2020	196,776,937	1,196,701
Sold Contracts
FTSE 100 Index Futures	638	September 2020	48,598,825	186,972
Mini MSCI Emerging Market Futures	3,579	September 2020	318,244,680	(803,272)
MSCI Emerging Markets Futures	1,709	September 2020	84,228,065	(394,932)
S&P 500 E-Mini Futures	1,328	September 2020	205,189,280	(3,366,259)
S&P Mid 400 E-Mini Futures	107	September 2020	19,036,370	(501,280)
S&P/TSX 60 Index Futures	343	September 2020	46,917,428	(1,141,243)
SPI 200 Futures	651	September 2020	66,175,292	(521,687)

				$(7,501,446)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	122,354	CAD	165,397	08/06/2020	$(512,695)
BNP Paribas SA	USD	15,979	NOK	147,488	07/15/2020	(655,201)
BNP Paribas SA	CAD	23,531	USD	17,551	08/06/2020	216,739
BNP Paribas SA	NZD	200,496	USD	130,579	08/06/2020	1,189,971
Citibank, NA	USD	4,406	SEK	43,468	07/15/2020	259,960
Citibank, NA	GBP	54,771	USD	66,990	07/17/2020	(882,342)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	33,302	EUR	29,398	08/06/2020	$(247,898)
Credit Suisse International	SEK	641,239	USD	69,842	07/15/2020	1,015,658
Credit Suisse International	SEK	368,825	USD	38,154	07/15/2020	(1,432,775)
Goldman Sachs Bank USA	USD	38,185	SEK	366,784	07/15/2020	1,183,003
Goldman Sachs Bank USA	CAD	31,578	USD	22,770	08/06/2020	(492,613)
HSBC Bank USA	USD	125,788	NZD	197,873	08/06/2020	1,908,073
JPMorgan Chase Bank, NA	NOK	48,090	USD	4,733	07/15/2020	(263,096)
JPMorgan Chase Bank, NA	SEK	562,388	USD	61,239	07/15/2020	876,688
JPMorgan Chase Bank, NA	USD	23,457	NOK	217,370	07/15/2020	(872,755)
JPMorgan Chase Bank, NA	USD	38,046	SEK	366,784	07/15/2020	1,321,900
JPMorgan Chase Bank, NA	GBP	20,076	USD	25,571	07/17/2020	692,850
JPMorgan Chase Bank, NA	USD	50,537	CAD	69,668	08/06/2020	784,785
JPMorgan Chase Bank, NA	USD	216,746	EUR	190,793	08/06/2020	(2,227,083)
JPMorgan Chase Bank, NA	AUD	67,552	USD	46,908	08/13/2020	280,367
JPMorgan Chase Bank, NA	CHF	123,140	USD	129,956	08/28/2020	(231,051)
Morgan Stanley & Co., Inc.	USD	145,775	SEK	1,421,083	07/15/2020	6,753,692
Morgan Stanley & Co., Inc.	JPY	8,648,579	USD	81,285	08/07/2020	1,150,777
Morgan Stanley & Co., Inc.	JPY	6,031,370	USD	55,404	08/07/2020	(480,360)
Morgan Stanley & Co., Inc.	USD	163,275	JPY	17,570,525	08/07/2020	(474,885)
Standard Chartered Bank	USD	34,642	CHF	33,524	08/28/2020	801,553
State Street Bank & Trust Co.	USD	7,876	EUR	6,962	08/06/2020	(48,202)
State Street Bank & Trust Co.	USD	16,274	AUD	23,397	08/13/2020	(123,933)

						$9,491,127

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	5.22%	USD	153,311	$(1,197,356)	$(10,417,021)	$9,219,665

*	Termination date

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $760,782,395 and gross unrealized depreciation of investments was $(140,954,322), resulting in net unrealized appreciation of $619,828,073.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,854,999,905	$—	$—	$1,854,999,905
Investment Companies	1,519,933,690	—	—	1,519,933,690
Short-Term Investments:
Investment Companies	90,547,382	—	—	90,547,382
U.S. Treasury Bills	—	10,498,622	—	10,498,622

Total Investments in Securities	3,465,480,977	10,498,622	—	3,475,979,599
Other Financial Instruments(b):
Assets:
Futures	3,654,941	1,391,454	—	5,046,395
Forward Currency Exchange Contracts	—	18,436,016	—	18,436,016
Liabilities:
Futures	(6,206,986)	(6,340,855)	—	(12,547,841)
Forward Currency Exchange Contracts	—	(8,944,889)	—	(8,944,889)
Centrally Cleared Credit Default Swaps	—	(1,197,356)	—	(1,197,356)

Total	$3,462,928,932	$13,842,992	$—	$3,476,771,924

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2020 is as follows:

							Distributions
Fund	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 06/30/2020 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$261,465	$5,685	$0	$0	$(31,927)	$235,223	$5,685	$0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	629,804	13,749	0	0	(38,578)	604,975	13,749	0
Bernstein Fund, Inc. - International Small Cap Portfolio	184,172	3,872	0	0	(12,962)	175,082	3,872	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	91,019	465	0	0	(7,381)	84,103	425	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	80,435	1,563	0	0	(2,284)	79,714	1,563	0
Sanford C. Bernstein Fund, Inc.- Tax-Managed International Portfolio	352,034	5,973	0	0	(17,171)	340,836	5,973	0
Government Money Market Portfolio	125,723	1,754,742	1,789,917	0	(1)	90,547	409	0
Total	$1,724,652	$1,786,049	$1,789,917	$0	$(110,304)	$1,610,480	$31,676	$0